SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2015
SHORT-TERM BORROWINGS

NOTE 16. SHORT-TERM BORROWINGS

As of December 31, 2014 and 2015, short-term borrowings totaled $18.6 million and $6.1 million, respectively. These amounts were borrowed from certain financial institutions. The annual interest rates on these borrowings ranged from 1.35 percent to 1.95 percent for 2014 and from 1.81 percent to 1.90 percent for 2015. The maturity dates fell in January and July 2015 as of December 31, 2014, and fell in January, February and May 2016 as of December 31, 2015. As of December 31, 2014 and 2015, the weighted-average interest rate on total short-term borrowings was 1.72 percent and 1.89 percent, respectively.

As of December 31, 2014 and 2015, the total amount of unused lines of credit available for borrowing under these agreements was approximately $1.1 million and $12.9 million, respectively.

We pledged certain time deposits as collateral for borrowings from financial institutions. The pledged time deposits amounted to $7.5 million and $1 million as of December 31, 2014 and 2015, respectively, and are included in restricted cash in the consolidated balance sheets.